Deferred income tax assets and liabilities and income tax expense - Schedule of temporary difference unused tax losses and unused tax credits (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other comprehensive income (loss)	$ 22	$ 891	$ 394	$ 124
Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	6,100	5,928	7,984	8,915
Change due to busines combination		1,782
Profit (loss)	(194)	(617)	9,199	(2,939)
Other equity movements			1,166
Other comprehensive income (loss)	22	891	394	124
Ending balance	5,928	7,984	18,743	6,100
Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(34,940)	(38,093)	(141,741)	(47,474)
Change due to busines combination		(92,290)
Profit (loss)	(3,153)	(11,358)	(23,545)	12,534
Ending balance	(38,093)	(141,741)	(165,286)	(34,940)
Net deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(28,840)	(32,165)	(133,757)	(38,559)
Change due to busines combination		(90,508)
Profit (loss)	(3,347)	(11,975)	(14,346)	9,595
Other equity movements			1,166
Other comprehensive income (loss)	22	891	394	124
Ending balance	(32,165)	(133,757)	(146,543)	(28,840)
Short-term investments [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss)			523
Ending balance			523
Trade and other receivables [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	263	479	1,776	2,145
Change due to busines combination		44
Profit (loss)	216	1,253	(619)	(1,882)
Ending balance	479	1,776	1,157	263
Employee defined benefit plans [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	956	1,403	598	1,175
Change due to busines combination		438
Profit (loss)	425	(2,134)	635	(343)
Other comprehensive income (loss)	22	891	394	124
Ending balance	1,403	598	1,627	956
Share-based payment reserve [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other equity movements			1,166
Ending balance			1,166
Unused tax loss [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss)			7,345
Ending balance			7,345
Provisions [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,593	4,046	5,610	5,203
Change due to busines combination		1,300
Profit (loss)	(547)	264	1,250	(610)
Ending balance	4,046	5,610	6,860	4,593
Right-of-use assets, net [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss)			65
Ending balance			65
Property, plant and equipment [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(34,550)	(37,618)	(140,236)	(47,353)
Change due to busines combination		(92,289)
Profit (loss)	(3,068)	(10,329)	2,168	12,803
Ending balance	(37,618)	(140,236)	(138,068)	(34,550)
Borrowings transaction costs [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			(1,351)
Profit (loss)		(1,351)	(249)
Ending balance		(1,351)	(1,600)
Intangible assets [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(83)	(74)	(55)	(114)
Profit (loss)	9	19	(716)	31
Ending balance	(74)	(55)	(771)	(83)
Financial assets at FVTPL [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(76)			(6)
Change due to busines combination		(1)
Profit (loss)	76	1		(70)
Ending balance				(76)
Inventory [member] | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	288			232
Profit (loss)	(288)			56
Ending balance				288
Inventory [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			(40)
Profit (loss)		(40)	(1,311)
Ending balance		(40)	(1,351)
Other | Deferred income tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				160
Profit (loss)				(160)
Other | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(231)	(401)	(59)	(1)
Profit (loss)	(170)	342	56	(230)
Ending balance	$ (401)	$ (59)	(3)	$ (231)
Inflationary adjustment [member] | Deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss)			(23,493)
Ending balance			$ (23,493)